Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	May 17, 2013
Registrant Name	dei_EntityRegistrantName	Oppenheimer Main Street Small Cap Fund
Central Index Key	dei_EntityCentralIndexKey	0001570384
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 22, 2013
Document Effective Date	dei_DocumentEffectiveDate	May 22, 2013
Prospectus Date	rr_ProspectusDate	May 17, 2013